Long Term Debt - Schedule of Debt Instruments, Excluding Warehouse Credit Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Debt Instruments, Excluding Warehouse Credit Facilities [Line Items]
Total debt	$ 381,366	$ 626,583
Convertible Senior Notes [Member]
Schedule of Debt Instruments, Excluding Warehouse Credit Facilities [Line Items]
Total debt		286,800
Securitization Debt of Consolidated Variable Interest Entities at Fair Value [Member]
Schedule of Debt Instruments, Excluding Warehouse Credit Facilities [Line Items]
Total debt	142,629	314,095
Securitization Debt of Consolidated Variable Interest Entities at Amortized Cost [Member]
Schedule of Debt Instruments, Excluding Warehouse Credit Facilities [Line Items]
Total debt	210,727
Financing of Beneficial Interest in Securizations [Member]
Schedule of Debt Instruments, Excluding Warehouse Credit Facilities [Line Items]
Total debt	17,700	15,378
Junior Subordinated Debt [Member]
Schedule of Debt Instruments, Excluding Warehouse Credit Facilities [Line Items]
Total debt	$ 10,310	$ 10,310